Stockholder's Equity (Deficit) - Schedule of Common Stock Reserved for Future Issuance (Details) - shares	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jul. 07, 2020
Common Stock
Common stock issued upon option exercise and RSUs vesting	20,000,493	13,486,708
Sale of Private Placement Warrants (in shares)	24,333,365	1,353,062				7,520,000
Earnout shares	23,482,845
Total common stock reserved for future issuance	67,816,703	65,242,854
Legacy Gelesis Redeemable Convertible Preferred Stock
Common Stock
Conversion of all classes of redeemable convertible preferred stock	0	48,566,655	48,566,655	48,566,655	47,813,946
Series A-4
Common Stock
Sale of Private Placement Warrants (in shares)		1,836,429